Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.	290,126	$5,996,904
Astronics Corp.(a)(b)	200,320	2,115,379
Cubic Corp.(b)	239,553	11,505,731
Ducommun Inc.(a)(b)	91,945	3,206,122
Kaman Corp.	214,875	8,938,800
Maxar Technologies Inc.(a)(b)	518,930	9,319,983
Moog Inc., Class A	255,125	13,516,523
National Presto Industries Inc.	40,911	3,575,212
Park Aerospace Corp.	165,719	1,846,110
Parsons Corp.(a)	56,337	2,041,653
Triumph Group Inc.	356,828	3,215,020
Vectrus Inc.(a)(b)	61,476	3,020,316

		68,297,753

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings Inc.(a)(b)	206,417	8,882,124
Echo Global Logistics Inc.(a)(b)	226,958	4,906,832
Forward Air Corp.	92,633	4,614,976
Hub Group Inc., Class A(a)	280,920	13,444,831
Radiant Logistics Inc.(a)	336,153	1,321,081

		33,169,844

Airlines — 0.6%
Allegiant Travel Co.	99,298	10,844,335
Hawaiian Holdings Inc.	395,896	5,558,380
Mesa Air Group Inc.(a)(b)	268,110	922,298
SkyWest Inc.	424,016	13,831,402
Spirit Airlines Inc.(a)(b)	741,569	13,199,928

		44,356,343

Auto Components — 1.3%
Adient PLC(a)	754,334	12,386,164
American Axle & Manufacturing Holdings Inc.(a)(b)	964,017	7,326,529
Cooper Tire & Rubber Co.	434,058	11,984,342
Cooper-Standard Holdings Inc.(a)	150,914	1,999,611
Dana Inc.	1,241,184	15,130,033
Goodyear Tire & Rubber Co. (The)	1,987,216	17,775,647
Modine Manufacturing Co.(a)	434,889	2,400,587
Motorcar Parts of America Inc.(a)(b)	140,778	2,487,547
Standard Motor Products Inc.	153,370	6,318,844
Stoneridge Inc.(a)(b)	223,840	4,624,535
Tenneco Inc., Class A(a)	443,750	3,354,750
Workhorse Group Inc.(a)(b)	546,498	9,503,600

		95,292,189

Banks — 16.5%
1st Constitution Bancorp	78,029	967,560
1st Source Corp.	140,939	5,014,610
ACNB Corp.	72,551	1,899,385
Allegiance Bancshares Inc.(b)	164,988	4,189,045
Amalgamated Bank, Class A	119,457	1,509,936
Amerant Bancorp Inc.(a)(b)	194,680	2,927,987
American National Bankshares Inc.	90,707	2,271,303
Ameris Bancorp	568,851	13,419,195
Ames National Corp.	72,747	1,436,026
Arrow Financial Corp.	113,103	3,362,552
Atlantic Capital Bancshares Inc.(a)	178,379	2,169,089
Atlantic Union Bankshares Corp.	669,036	15,494,874
Auburn National Bancorp. Inc.	20,135	1,149,507
Banc of California Inc.	386,867	4,189,770
BancFirst Corp.	163,999	6,653,439

Security	Shares	Value

Banks (continued)
Bancorp. Inc. (The)(a)(b)	444,464	$4,355,747
BancorpSouth Bank	851,026	19,352,331
Bank First Corp.	3,919	251,208
Bank of Commerce Holdings	128,316	972,635
Bank of Marin Bancorp	115,747	3,857,848
Bank of NT Butterfield & Son Ltd. (The)	446,824	10,898,037
Bank of Princeton (The)	42,211	847,597
Bank7 Corp.	22,514	244,389
BankFinancial Corp.	112,929	948,604
BankUnited Inc.	789,765	15,992,741
Bankwell Financial Group Inc.	59,757	950,136
Banner Corp.	301,727	11,465,626
Bar Harbor Bankshares	131,574	2,945,942
Baycom Corp.(a)	66,917	863,898
BCB Bancorp. Inc.	124,774	1,157,903
Berkshire Hills Bancorp. Inc.	392,822	4,328,898
Boston Private Financial Holdings Inc.	726,069	4,995,355
Bridge Bancorp. Inc.	144,783	3,306,844
Brookline Bancorp. Inc.	668,691	6,740,405
Bryn Mawr Bank Corp.	168,974	4,673,821
Business First Bancshares Inc.	107,997	1,657,754
Byline Bancorp Inc.(b)	210,820	2,761,742
C&F Financial Corp.	28,924	961,723
Cadence BanCorp	1,087,709	9,637,102
California Bancorp Inc.(a)	56,014	834,609
Cambridge Bancorp	43,303	2,565,270
Camden National Corp.	126,107	4,355,736
Capital Bancorp Inc./MD(a)(b)	63,462	679,043
Capital City Bank Group Inc.	117,419	2,459,928
Capstar Financial Holdings Inc.	140,476	1,685,712
Carter Bank & Trust	197,673	1,595,221
Cathay General Bancorp	652,580	17,162,854
CB Financial Services Inc.	46,356	1,011,488
CBTX Inc.	157,077	3,298,617
Central Pacific Financial Corp.	236,254	3,787,152
Central Valley Community Bancorp	94,425	1,453,201
Century Bancorp. Inc./MA, Class A, NVS	19,392	1,507,146
Chemung Financial Corp.	31,446	858,476
ChoiceOne Financial Services Inc.	58,515	1,729,703
CIT Group Inc.	847,540	17,569,504
Citizens & Northern Corp.	115,410	2,383,216
Citizens Holding Co.	43,912	1,097,800
City Holding Co.	136,151	8,872,961
Civista Bancshares Inc.	135,980	2,094,092
CNB Financial Corp./PA	131,326	2,354,675
Coastal Financial Corp./WA(a)	65,048	944,497
Codorus Valley Bancorp. Inc.	85,286	1,179,505
Colony Bankcorp Inc.	63,151	743,287
Columbia Banking System Inc.	619,752	17,566,870
Community Bank System Inc.	437,047	24,920,420
Community Bankers Trust Corp.	172,262	947,441
Community Financial Corp. (The)	42,660	1,040,904
Community Trust Bancorp. Inc.	133,115	4,360,847
ConnectOne Bancorp. Inc.	325,441	5,246,109
County Bancorp. Inc.	47,110	986,012
CrossFirst Bankshares Inc.(a)(b)	412,140	4,030,729
Customers Bancorp. Inc.(a)(b)	230,347	2,768,771
CVB Financial Corp.	1,108,608	20,775,314
Delmar Bancorp(b)	98,365	646,258
Dime Community Bancshares Inc.	245,836	3,375,328

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Eagle Bancorp. Inc.	273,716	$8,964,199
Eagle Bancorp. Montana Inc.	59,564	1,035,222
Enterprise Bancorp. Inc./MA	75,575	1,800,196
Enterprise Financial Services Corp.	209,723	6,526,580
Equity Bancshares Inc., Class A(a)(b)	124,869	2,177,715
Esquire Financial Holdings Inc.(a)(b)	38,113	644,110
Evans Bancorp. Inc.	38,754	901,418
Farmers & Merchants Bancorp. Inc./Archbold OH	85,175	1,809,117
Farmers National Banc Corp.	222,544	2,639,372
FB Financial Corp.(b)	152,919	3,787,804
Fidelity D&D Bancorp. Inc.(b)	33,690	1,620,152
Financial Institutions Inc.	143,387	2,668,432
First Bancorp. Inc./ME	86,586	1,878,916
First BanCorp./Puerto Rico	1,870,026	10,453,445
First Bancorp./Southern Pines NC	246,072	6,171,486
First Bancshares Inc. (The)(b)	177,889	4,002,502
First Bank/Hamilton NJ	118,520	772,750
First Busey Corp.	438,003	8,168,756
First Business Financial Services Inc.	67,081	1,103,482
First Capital Inc.	28,041	1,948,008
First Choice Bancorp	96,860	1,586,567
First Commonwealth Financial Corp.	848,656	7,026,872
First Community Bankshares Inc.	151,433	3,399,671
First Community Corp./SC	67,477	1,022,277
First Financial Bancorp	841,320	11,685,935
First Financial Corp./IN	117,255	4,319,674
First Foundation Inc.(b)	263,834	4,311,048
First Guaranty Bancshares Inc.	32,690	399,799
First Internet Bancorp	83,652	1,390,296
First Interstate BancSystem Inc., Class A	364,498	11,284,858
First Merchants Corp.	465,046	12,821,318
First Mid Bancshares Inc.	125,113	3,281,714
First Midwest Bancorp. Inc.	987,175	13,178,786
First Northwest Bancorp	67,122	833,655
First of Long Island Corp. (The)	195,272	3,190,744
First Savings Financial Group Inc.	15,072	653,070
First United Corp.	54,059	721,147
First Western Financial Inc.(a)	44,637	636,077
Flushing Financial Corp.	244,391	2,815,384
FNCB Bancorp Inc.	147,249	846,682
Franklin Financial Network Inc.(b)	107,453	2,766,915
Franklin Financial Services Corp.	35,020	907,018
Fulton Financial Corp.	1,377,554	14,505,644
FVCBankcorp Inc.(a)(b)	95,786	1,030,657
German American Bancorp. Inc.	212,698	6,614,908
Glacier Bancorp. Inc.	735,352	25,950,572
Great Southern Bancorp. Inc.	95,658	3,860,757
Great Western Bancorp. Inc.	481,375	6,623,720
Guaranty Bancshares Inc./TX	53,993	1,396,799
Hancock Whitney Corp.	741,561	15,721,093
Hanmi Financial Corp.	255,179	2,477,788
Harborone Bancorp Inc.(a)(b)	461,868	3,944,353
Hawthorn Bancshares Inc.	49,497	974,583
HBT Financial Inc.	87,201	1,162,389
Heartland Financial USA Inc.	299,978	10,031,264
Heritage Commerce Corp.	500,676	3,757,573
Heritage Financial Corp./WA	307,863	6,157,260
Hilltop Holdings Inc.	619,421	11,428,317
Home BancShares Inc./AR	1,312,378	20,184,374
HomeTrust Bancshares Inc.	134,082	2,145,312

Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	1,022,267	$9,425,302
Horizon Bancorp Inc./IN	369,524	3,950,212
Howard Bancorp. Inc.(a)(b)	96,718	1,027,145
IBERIABANK Corp.	446,994	20,356,107
Independent Bank Corp.	260,996	17,510,222
Independent Bank Corp./MI	189,327	2,811,506
Independent Bank Group Inc.	318,385	12,900,960
International Bancshares Corp.	458,827	14,691,641
Investar Holding Corp.	83,995	1,217,928
Investors Bancorp. Inc.	1,418,775	12,059,587
Lakeland Bancorp. Inc.	424,378	4,850,641
Lakeland Financial Corp.	196,260	9,143,753
Landmark Bancorp. Inc./Manhattan KS	36,044	890,647
LCNB Corp.	104,442	1,666,894
Level One Bancorp. Inc.	41,498	694,677
Limestone Bancorp. Inc.(a)	40,678	534,916
Live Oak Bancshares Inc.(b)	241,812	3,508,692
Macatawa Bank Corp.	225,858	1,766,210
Mackinac Financial Corp.	83,168	862,452
MainStreet Bancshares Inc.(a)	54,775	723,030
Mercantile Bank Corp.	137,214	3,101,036
Meridian Corp.(a)	43,718	692,930
Metrocity Bankshares Inc.	152,855	2,190,412
Metropolitan Bank Holding Corp.(a)(b)	62,696	2,011,288
Mid Penn Bancorp. Inc.	57,459	1,058,969
Middlefield Banc Corp.	48,336	1,002,972
Midland States Bancorp. Inc.	190,946	2,854,643
MidWestOne Financial Group Inc.	125,798	2,515,960
MVB Financial Corp.	85,057	1,131,258
National Bank Holdings Corp., Class A	190,200	5,135,400
National Bankshares Inc.	54,622	1,562,189
NBT Bancorp. Inc.	360,614	11,092,487
Nicolet Bankshares Inc.(a)(b)	81,297	4,455,076
Northeast Bank(a)(b)	56,474	991,119
Northrim Bancorp. Inc.	59,412	1,493,618
Norwood Financial Corp.	50,064	1,241,087
Oak Valley Bancorp	56,227	712,958
OceanFirst Financial Corp.	498,528	8,789,049
OFG Bancorp	440,619	5,891,076
Ohio Valley Banc Corp.	36,765	829,051
Old National Bancorp./IN	1,399,512	19,257,285
Old Second Bancorp. Inc.(b)	256,168	1,992,987
Origin Bancorp Inc.(b)	188,532	4,147,704
Orrstown Financial Services Inc.	96,194	1,418,861
Pacific Premier Bancorp. Inc.	725,132	15,720,862
Park National Corp.	123,734	8,708,399
Parke Bancorp. Inc.	96,794	1,311,559
PCB Bancorp	115,545	1,190,114
Peapack Gladstone Financial Corp.	159,527	2,987,941
Penns Woods Bancorp. Inc.	59,572	1,352,880
Peoples Bancorp. Inc./OH	159,125	3,386,180
Peoples Bancorp. of North Carolina Inc.	39,826	703,725
Peoples Financial Services Corp.	59,320	2,265,431
People’s Utah Bancorp	129,608	2,912,292
Plumas Bancorp	37,525	830,053
Preferred Bank/Los Angeles CA	118,806	5,090,837
Premier Financial Bancorp. Inc.	113,806	1,458,993
Professional Holding Corp., Class A(a)(b)	39,142	543,291
QCR Holdings Inc.	129,306	4,031,761
RBB Bancorp(b)	146,379	1,998,073

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Red River Bancshares Inc.(b)	42,337	$1,858,171
Reliant Bancorp Inc.	125,442	2,043,450
Renasant Corp.	470,291	11,710,246
Republic Bancorp. Inc./KY, Class A	84,163	2,752,972
Republic First Bancorp. Inc.(a)	362,877	885,420
Richmond Mutual Bancorp. Inc.(b)	97,591	1,096,923
S&T Bancorp. Inc.	332,276	7,791,872
Salisbury Bancorp. Inc.	21,953	899,853
Sandy Spring Bancorp. Inc.	396,854	9,834,042
SB Financial Group Inc.	55,335	919,668
SB One Bancorp	71,072	1,400,118
Seacoast Banking Corp. of Florida(a)(b)	442,866	9,034,466
Select Bancorp. Inc.(a)(b)	132,707	1,080,235
ServisFirst Bancshares Inc.	109,367	3,910,964
Shore Bancshares Inc.	117,965	1,308,232
Sierra Bancorp	118,975	2,246,248
Silvergate Capital Corp., Class A(a)(b)	133,257	1,865,598
Simmons First National Corp., Class A	929,773	15,908,416
SmartFinancial Inc.	125,977	2,038,308
South Plains Financial Inc.(b)	88,423	1,259,144
South State Corp.	600,207	28,605,866
Southern First Bancshares Inc.(a)(b)	65,664	1,819,549
Southern National Bancorp. of Virginia Inc.	168,357	1,631,379
Southside Bancshares Inc.	271,237	7,518,690
Spirit of Texas Bancshares Inc.(a)(b)	115,673	1,423,935
Stock Yards Bancorp. Inc.	151,330	6,083,466
Summit Financial Group Inc.	97,191	1,601,708
Texas Capital Bancshares Inc.(a)	434,001	13,397,611
Tompkins Financial Corp.	122,884	7,959,197
TowneBank/Portsmouth VA	577,086	10,872,300
TriCo Bancshares	226,733	6,904,020
TriState Capital Holdings Inc.(a)(b)	239,141	3,756,905
Triumph Bancorp. Inc.(a)	186,695	4,531,088
Trustmark Corp.	540,350	13,249,382
UMB Financial Corp.	374,587	19,309,960
United Bankshares Inc./WV	1,061,918	29,372,652
United Community Banks Inc./GA	667,240	13,424,869
United Security Bancshares/Fresno CA	134,770	901,611
Unity Bancorp. Inc.	62,310	891,033
Univest Financial Corp.	247,293	3,991,309
Valley National Bancorp	3,420,475	26,748,114
Veritex Holdings Inc.	412,930	7,308,861
Washington Trust Bancorp. Inc.	148,416	4,860,624
WesBanco Inc.	562,788	11,430,224
West Bancorp. Inc.	116,789	2,042,640
Westamerica Bancorp	195,123	11,203,963

		1,227,171,422

Beverages — 0.3%
Craft Brew Alliance Inc.(a)(b)	95,600	1,471,284
MGP Ingredients Inc.	27,583	1,012,434
New Age Beverages Corp.(a)	412,778	631,550
Primo Water Corp	1,346,241	18,510,814

		21,626,082

Biotechnology — 2.9%
Abeona Therapeutics Inc.(a)(b)	347,644	1,013,382
ADMA Biologics Inc.(a)(b)	63,546	186,190
Aduro Biotech Inc.(a)(b)	93,643	216,315
Adverum Biotechnologies Inc.(a)	86,462	1,805,327
Aeglea BioTherapeutics Inc.(a)	57,125	528,406

Security	Shares	Value

Biotechnology (continued)
Akcea Therapeutics Inc.(a)	81,997	$1,123,359
Albireo Pharma Inc.(a)	35,876	950,355
AnaptysBio Inc.(a)(b)	185,805	4,150,884
Anika Therapeutics Inc.(a)(b)	121,115	4,569,669
Applied Genetic Technologies Corp./DE(a)	202,941	1,124,293
Aptinyx Inc.(a)	215,897	900,290
Arena Pharmaceuticals Inc.(a)(b)	443,373	27,910,330
Assembly Biosciences Inc.(a)(b)	127,627	2,976,262
Atara Biotherapeutics Inc.(a)	131,287	1,912,852
Atreca Inc., Class A(a)(b)	14,785	314,625
AVEO Pharmaceuticals Inc.(a)	52,427	269,999
Avid Bioservices Inc.(a)	50,094	328,867
Axcella Health Inc.(a)(b)	3,992	22,076
Beyondspring Inc.(a)	9,123	137,575
BioCryst Pharmaceuticals Inc.(a)(b)	280,451	1,336,349
Cabaletta Bio Inc.(a)	114,565	1,276,254
Calyxt Inc.(a)	19,242	94,863
CASI Pharmaceuticals Inc.(a)(b)	55,502	138,755
Catabasis Pharmaceutical Inc.(a)(b)	46,486	298,905
Catalyst Biosciences Inc.(a)	154,373	906,170
Cellular Biomedicine Group Inc.(a)(b)	38,671	578,905
CEL-SCI Corp.(a)(b)	43,889	654,824
Chimerix Inc.(a)	410,510	1,272,581
Cidara Therapeutics Inc.(a)	72,813	268,680
Concert Pharmaceuticals Inc.(a)(b)	243,970	2,427,501
Cortexyme Inc.(a)(b)	9,806	454,018
Cyclerion Therapeutics Inc.(a)(b)	195,708	1,156,634
Cytokinetics Inc.(a)(b)	59,134	1,393,788
Dyadic International Inc.(a)	29,795	258,025
Dynavax Technologies Corp.(a)(b)	124,557	1,104,821
Enanta Pharmaceuticals Inc.(a)	149,268	7,494,746
Enochian Biosciences Inc.(a)(b)	131,662	554,297
Epizyme Inc.(a)(b)	283,036	4,545,558
Exicure Inc.(a)	89,688	218,839
FibroGen Inc.(a)(b)	101,207	4,101,920
Five Prime Therapeutics Inc.(a)(b)	238,139	1,452,648
G1 Therapeutics Inc.(a)(b)	156,552	3,797,952
Geron Corp.(a)(b)	1,607,755	3,504,906
GlycoMimetics Inc.(a)	292,728	1,100,657
Gossamer Bio Inc.(a)(b)	251,270	3,266,510
Gritstone Oncology Inc.(a)(b)	211,903	1,407,036
Hookipa Pharma Inc.(a)(b)	11,033	128,203
iBio Inc.(a)	52,752	117,109
Ideaya Biosciences Inc.(a)	86,338	1,226,863
Immunic Inc.(a)	13,726	166,359
ImmunoGen Inc.(a)(b)	840,166	3,864,764
IVERIC bio Inc.(a)	391,521	1,996,757
Jounce Therapeutics Inc.(a)(b)	150,018	1,035,124
KalVista Pharmaceuticals Inc.(a)	95,015	1,149,681
Keros Therapeutics Inc.(a)	4,618	173,221
Kezar Life Sciences Inc.(a)(b)	225,733	1,169,297
Kindred Biosciences Inc.(a)	52,981	237,885
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	13,446	342,604
MacroGenics Inc.(a)(b)	265,930	7,424,766
Magenta Therapeutics Inc.(a)	25,522	191,670
Marker Therapeutics Inc.(a)	92,664	191,814
MEI Pharma Inc.(a)	136,575	564,055
MeiraGTx Holdings PLC(a)	18,876	236,328
Mirum Pharmaceuticals Inc.(a)	27,540	535,928
Momenta Pharmaceuticals Inc.(a)	62,354	2,074,518

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Myriad Genetics Inc.(a)(b)	611,021	$6,928,978
NantKwest Inc.(a)(b)	39,054	479,583
Natera Inc.(a)	36,872	1,838,438
NextCure Inc.(a)(b)	9,814	210,412
Novavax Inc.(a)	364,907	30,414,998
Nymox Pharmaceutical Corp.(a)	49,116	174,362
OPKO Health Inc.(a)(b)	3,411,084	11,631,796
Orgenesis Inc.(a)(b)	125,226	761,374
ORIC Pharmaceuticals Inc.(a)	5,691	191,957
Passage Bio Inc.(a)	44,862	1,226,078
PDL BioPharma Inc.(a)(b)	974,850	2,836,813
PRECIGEN Inc.(a)(b)	146,162	729,348
Precision BioSciences Inc.(a)	26,725	222,619
Principia Biopharma Inc.(a)(b)	21,982	1,314,304
Prothena Corp. PLC(a)(b)	265,210	2,774,097
Rubius Therapeutics Inc.(a)(b)	251,666	1,504,963
Savara Inc.(a)	395,351	984,424
Selecta Biosciences Inc.(a)	314,166	892,231
Soleno Therapeutics Inc.(a)	38,209	84,824
Solid Biosciences Inc.(a)	192,900	565,197
Spectrum Pharmaceuticals Inc.(a)	985,658	3,331,524
Spero Therapeutics Inc.(a)	14,967	202,504
Sutro Biopharma Inc.(a)(b)	26,463	205,353
TCR2 Therapeutics Inc.(a)(b)	131,741	2,023,542
TG Therapeutics Inc.(a)(b)	120,933	2,355,775
Turning Point Therapeutics Inc.(a)(b)	16,595	1,071,871
UroGen Pharma Ltd.(a)	64,465	1,683,826
Vanda Pharmaceuticals Inc.(a)	460,883	5,272,502
Vaxart Inc.(a)(b)	62,142	549,957
VBI Vaccines Inc.(a)	286,975	889,622
Verastem Inc.(a)	833,372	1,433,400
Vericel Corp.(a)	44,995	621,831
Viking Therapeutics Inc.(a)(b)	524,004	3,778,069
X4 Pharmaceuticals Inc.(a)	141,293	1,316,851
XBiotech Inc.(a)	124,522	1,707,197
Xencor Inc.(a)	27,924	904,458
XOMA Corp.(a)(b)	10,575	208,962
Zentalis Pharmaceuticals Inc.(a)	6,372	305,983
ZIOPHARM Oncology Inc.(a)	612,035	2,007,475

		213,971,642

Building Products — 1.0%
American Woodmark Corp.(a)	145,788	11,028,862
Apogee Enterprises Inc.	190,816	4,396,401
Builders FirstSource Inc.(a)(b)	97,036	2,008,645
Caesarstone Ltd.	191,523	2,269,547
Cornerstone Building Brands Inc.(a)(b)	228,513	1,384,789
Gibraltar Industries Inc.(a)	217,740	10,453,697
Griffon Corp.	315,930	5,851,023
Insteel Industries Inc.(b)	158,710	3,026,600
JELD-WEN Holding Inc.(a)(b)	584,690	9,419,356
Patrick Industries Inc.	11,947	731,754
PGT Innovations Inc.(a)	310,634	4,870,741
Quanex Building Products Corp.	290,617	4,033,764
Resideo Technologies Inc.(a)	1,067,083	12,506,213
UFP Industries Inc.	83,529	4,135,521

		76,116,913

Capital Markets — 1.5%
Artisan Partners Asset Management Inc., Class A	274,605	8,924,662
Assetmark Financial Holdings Inc.(a)(b)	80,956	2,209,289

Security	Shares	Value

Capital Markets (continued)
Associated Capital Group Inc., Class A	16,511	$605,789
B. Riley Financial Inc.	166,542	3,623,954
BGC Partners Inc., Class A	1,025,140	2,808,884
Blucora Inc.(a)(b)	416,864	4,760,587
Calamos Asset Management Inc.(a)(c)	155,324	2
Cowen Inc., Class A(b)	150,848	2,445,245
Diamond Hill Investment Group Inc.	27,331	3,106,715
Donnelley Financial Solutions Inc.(a)	269,340	2,262,456
Federated Hermes Inc.	589,082	13,961,243
GAIN Capital Holdings Inc.	172,622	1,039,184
GAMCO Investors Inc., Class A	4,457	59,323
Oppenheimer Holdings Inc., Class A, NVS	80,182	1,747,166
Piper Sandler Cos.(b)	149,733	8,858,204
Safeguard Scientifics Inc.	178,486	1,249,402
Sculptor Capital Management Inc.	160,818	2,079,377
Silvercrest Asset Management Group Inc., Class A	38,607	490,695
Stifel Financial Corp.	571,954	27,127,778
Value Line Inc.	1,461	39,432
Virtus Investment Partners Inc.	57,865	6,729,121
Waddell & Reed Financial Inc., Class A(b)	557,409	8,645,414
Westwood Holdings Group Inc.	72,515	1,142,111
WisdomTree Investments Inc.	1,267,397	4,397,868

		108,313,901

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	148,463	720,046
AdvanSix Inc.(a)	236,877	2,780,936
AgroFresh Solutions Inc.(a)	242,311	734,202
American Vanguard Corp.	204,033	2,807,494
Amyris Inc.(a)(b)	545,716	2,330,207
Balchem Corp.	22,623	2,146,018
Ferro Corp.(a)(b)	182,550	2,179,647
FutureFuel Corp.	221,829	2,650,857
GCP Applied Technologies Inc.(a)	97,023	1,802,687
Hawkins Inc.	39,518	1,682,676
HB Fuller Co.	156,119	6,962,907
Innospec Inc.	40,315	3,114,334
Intrepid Potash Inc.(a)(b)	926,844	917,576
Koppers Holdings Inc.(a)	71,899	1,354,577
Kraton Corp.(a)(b)	267,982	4,630,729
Kronos Worldwide Inc.	207,364	2,158,659
Livent Corp.(a)	1,264,532	7,789,517
Marrone Bio Innovations Inc.(a)(b)	67,309	78,752
Minerals Technologies Inc.(b)	292,231	13,714,401
Orion Engineered Carbons SA	240,159	2,543,284
PolyOne Corp.	783,333	20,546,825
PQ Group Holdings Inc.(a)(b)	275,612	3,649,103
Rayonier Advanced Materials Inc.	566,336	1,591,404
Sensient Technologies Corp.	215,833	11,257,849
Stepan Co.	169,992	16,506,223
Trecora Resources(a)(b)	207,365	1,300,179
Tredegar Corp.	227,553	3,504,316
Trinseo SA	228,594	5,065,643
Tronox Holdings PLC, Class A(a)	498,787	3,601,242
Valhi Inc.	1	10

		130,122,300

Commercial Services & Supplies — 2.7%
ABM Industries Inc.	574,929	20,869,923
ACCO Brands Corp.	806,464	5,725,894
Advanced Disposal Services Inc.(a)	53,624	1,617,836

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Brady Corp., Class A, NVS	104,344	$4,885,386
BrightView Holdings Inc.(a)(b)	270,838	3,033,386
Casella Waste Systems Inc., Class A(a)	54,152	2,822,402
CECO Environmental Corp.(a)(b)	280,894	1,851,091
Cimpress PLC(a)	102,960	7,859,966
CompX International Inc.	16,981	234,677
Covanta Holding Corp.	620,362	5,949,272
Deluxe Corp.	360,527	8,486,806
Ennis Inc.	219,184	3,975,998
Harsco Corp.(a)	674,457	9,111,914
Heritage-Crystal Clean Inc.(a)(b)	129,937	2,268,700
Herman Miller Inc.	506,129	11,949,706
HNI Corp.	366,460	11,202,682
Interface Inc.	415,026	3,378,312
KAR Auction Services Inc.	1,110,752	15,283,948
Kimball International Inc., Class B	313,468	3,623,690
Knoll Inc.(b)	435,201	5,305,100
Matthews International Corp., Class A	261,528	4,995,185
McGrath RentCorp.	89,600	4,839,296
Mobile Mini Inc.	287,198	8,472,341
NL Industries Inc.	85,932	293,028
PICO Holdings Inc.(a)(b)	165,469	1,394,904
Pitney Bowes Inc.	912,090	2,371,434
Quad/Graphics Inc.	311,133	1,011,182
SP Plus Corp.(a)	198,390	4,108,657
Steelcase Inc., Class A	742,944	8,959,905
Team Inc.(a)(b)	266,627	1,485,112
U.S. Ecology Inc.	267,006	9,046,163
UniFirst Corp./MA(b)	122,126	21,854,448
Viad Corp.	177,318	3,372,588
VSE Corp.	78,542	2,465,433

		204,106,365

Communications Equipment — 0.8%
ADTRAN Inc.	410,497	4,486,732
Applied Optoelectronics Inc.(a)(b)	166,441	1,809,214
CalAmp Corp.(a)(b)	106,897	856,245
Comtech Telecommunications Corp.	209,958	3,546,191
DASAN Zhone Solutions Inc.(a)(b)	105,405	941,267
Digi International Inc.(a)	249,909	2,911,440
Harmonic Inc.(a)(b)	814,017	3,866,581
Infinera Corp.(a)(b)	669,376	3,962,706
InterDigital Inc.	181,496	10,278,118
KVH Industries Inc.(a)	140,936	1,258,558
NETGEAR Inc.(a)(b)	250,720	6,491,141
NetScout Systems Inc.(a)(b)	607,704	15,532,914
PCTEL Inc.	156,689	1,046,682
Plantronics Inc.	194,670	2,857,756
Ribbon Communications Inc.(a)	586,828	2,306,234

		62,151,779

Construction & Engineering — 1.9%
Aegion Corp.(a)(b)	262,639	4,168,081
API Group Corp.(a)(d)	1,200,981	14,591,919
Arcosa Inc.	417,381	17,613,478
Argan Inc.	127,054	6,019,819
Comfort Systems USA Inc.	219,598	8,948,618
Concrete Pumping Holdings Inc.(a)(b)	253,416	881,888
Construction Partners Inc., Class A(a)(b)	88,844	1,577,869
Dycom Industries Inc.(a)(b)	74,476	3,045,324
Emcor Group Inc.(b)	426,637	28,217,771

Security	Shares	Value

Construction & Engineering (continued)
Fluor Corp.	281,262	$3,397,645
Granite Construction Inc.	363,515	6,957,677
Great Lakes Dredge & Dock Corp.(a)(b)	545,017	5,046,857
IES Holdings Inc.(a)(b)	45,063	1,044,110
MasTec Inc.(a)	453,673	20,356,307
MYR Group Inc.(a)	51,173	1,632,930
Northwest Pipe Co.(a)	82,497	2,068,200
NV5 Global Inc.(a)	7,343	373,245
Primoris Services Corp.	185,368	3,292,136
Sterling Construction Co. Inc.(a)	204,310	2,139,126
Tutor Perini Corp.(a)(b)	352,904	4,298,371
WillScot Corp.(a)(b)	206,460	2,537,393

		138,208,764

Construction Materials — 0.3%
Summit Materials Inc., Class A(a)(b)	1,010,325	16,246,026
U.S. Concrete Inc.(a)	138,660	3,438,768
U.S. Lime & Minerals Inc.	15,149	1,279,182

		20,963,976

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)	267,701	9,150,020
Enova International Inc.(a)	254,513	3,784,608
EZCORP Inc., Class A, NVS(a)(b)	415,564	2,618,053
Green Dot Corp., Class A(a)	399,181	19,591,803
LendingClub Corp.(a)(b)	599,574	2,728,062
Navient Corp.	1,642,857	11,549,285
Nelnet Inc., Class A	152,559	7,283,167
Oportun Financial Corp.(a)(b)	167,841	2,255,783
PRA Group Inc.(a)(b)	387,016	14,962,039
Regional Management Corp.(a)(b)	71,809	1,271,737
World Acceptance Corp.(a)(b)	43,238	2,832,954

		78,027,511

Containers & Packaging — 0.3%
Greif Inc., Class A, NVS	220,912	7,601,582
Greif Inc., Class B	51,468	2,152,906
Myers Industries Inc.	195,353	2,842,386
O-I Glass Inc.	307,705	2,763,191
Ranpak Holdings Corp.(a)	259,853	1,933,306
UFP Technologies Inc.(a)(b)	56,324	2,481,636

		19,775,007

Distributors — 0.0%
Core-Mark Holding Co. Inc.	29,512	736,472
Funko Inc., Class A(a)(b)	214,983	1,246,902
Weyco Group Inc.	54,397	1,174,431

		3,157,805

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	446,360	13,904,114
American Public Education Inc.(a)(b)	123,720	3,662,112
Carriage Services Inc.(b)	141,275	2,559,903
Collectors Universe Inc.	8,084	277,120
Franchise Group Inc.	146,777	3,211,481
Houghton Mifflin Harcourt Co.(a)(b)	928,256	1,680,143
K12 Inc.(a)(b)	342,397	9,326,894
Laureate Education Inc., Class A(a)	923,353	9,201,213
OneSpaWorld Holdings Ltd.	395,668	1,887,336
Regis Corp.(a)(b)	206,686	1,690,691
Universal Technical Institute Inc.(a)	14,595	101,435
Vivint Smart Home Inc.(a)(b)	472,057	8,180,748

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
WW International Inc.(a)(b)	308,323	$7,825,238

		63,508,428

Diversified Financial Services — 0.5%
Alerus Financial Corp.	132,247	2,613,201
A-Mark Precious Metals Inc.(a)	42,717	813,759
Banco Latinoamericano de Comercio Exterior SA, Class E	272,936	3,138,764
Cannae Holdings Inc.(a)(b)	726,322	29,851,834
Marlin Business Services Corp.	79,797	675,083
SWK Holdings Corp.(a)	24,129	289,065

		37,381,706

Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group Inc.	479,772	1,338,564
ATN International Inc.	91,704	5,554,511
Cincinnati Bell Inc.(a)(b)	283,825	4,214,801
Consolidated Communications Holdings Inc.(a)	563,918	3,817,725
IDT Corp., Class B(a)	51,625	337,111
Iridium Communications Inc.(a)(b)	360,419	9,169,060
Liberty Latin America Ltd., Class A(a)(b)	395,906	3,848,206
Liberty Latin America Ltd., Class C, NVS(a)(b)	969,879	9,155,658
ORBCOMM Inc.(a)(b)	560,077	2,156,297
Vonage Holdings Corp.(a)(b)	869,436	8,746,526

		48,338,459

Electric Utilities — 1.7%
Allete Inc.	447,609	24,443,928
El Paso Electric Co.	307,489	20,601,763
MGE Energy Inc.	219,340	14,149,623
Otter Tail Corp.	229,749	8,911,964
PNM Resources Inc.	681,451	26,194,976
Portland General Electric Co.	771,855	32,271,258

		126,573,512

Electrical Equipment — 0.7%
Allied Motion Technologies Inc.	7,619	268,951
American Superconductor Corp.(a)(b)	187,947	1,528,009
AZZ Inc.	224,378	7,700,653
Bloom Energy Corp., Class A(a)(b)	49,821	542,052
Encore Wire Corp.	174,774	8,532,467
EnerSys(b)	331,138	21,318,664
FuelCell Energy Inc.(a)(b)	608,026	1,374,139
LSI Industries Inc.	226,959	1,468,425
Powell Industries Inc.	81,166	2,223,137
Preformed Line Products Co.	27,117	1,356,121
Thermon Group Holdings Inc.(a)	281,940	4,107,866
Ultralife Corp.(a)(b)	62,361	437,150

		50,857,634

Electronic Equipment, Instruments & Components — 2.0%
Arlo Technologies Inc.(a)	677,510	1,747,976
Bel Fuse Inc., Class B, NVS	97,177	1,042,709
Belden Inc.(b)	378,327	12,314,544
Benchmark Electronics Inc.	313,289	6,767,042
CTS Corp.	274,856	5,508,114
Daktronics Inc.	335,607	1,459,890
ePlus Inc.(a)	20,296	1,434,521
FARO Technologies Inc.(a)	11,258	603,429
Fitbit Inc., Class A(a)(b)	667,630	4,312,890
II-VI Inc.(a)(b)	93,090	4,395,710
Insight Enterprises Inc.(a)	216,049	10,629,611
Kimball Electronics Inc.(a)	206,286	2,793,112
Knowles Corp.(a)(b)	762,057	11,628,990

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Methode Electronics Inc.	257,445	$8,047,731
MTS Systems Corp.	169,240	2,976,932
PC Connection Inc.(b)	88,526	4,104,065
Plexus Corp.(a)	46,796	3,301,926
Powerfleet Inc.(a)	238,160	1,100,299
Rogers Corp.(a)	132,002	16,447,449
Sanmina Corp.(a)	576,140	14,426,546
ScanSource Inc.(a)(b)	216,783	5,222,303
TTM Technologies Inc.(a)(b)	857,095	10,165,147
Vishay Intertechnology Inc.	1,143,394	17,459,626
Vishay Precision Group Inc.(a)(b)	107,966	2,653,804

		150,544,366

Energy Equipment & Services — 1.3%
Archrock Inc.	1,121,492	7,278,483
Aspen Aerogels Inc.(a)	159,451	1,049,188
Cactus Inc., Class A	223,309	4,606,865
ChampionX Corp.(a)	1,597,713	15,593,679
DMC Global Inc.	66,968	1,848,317
Dril-Quip Inc.(a)(b)	300,822	8,961,487
Exterran Corp.(a)	226,865	1,222,802
Frank’s International NV(a)(b)	1,336,590	2,980,596
Helix Energy Solutions Group Inc.(a)(b)	1,252,142	4,344,933
Liberty Oilfield Services Inc., Class A	553,825	3,034,961
Matrix Service Co.(a)(b)	224,685	2,183,938
Nabors Industries Ltd.	63,510	2,351,140
National Energy Services Reunited Corp.(a)(b)	179,720	1,236,474
Newpark Resources Inc.(a)	783,813	1,747,903
NexTier Oilfield Solutions Inc.(a)(b)	1,393,677	3,414,509
Oceaneering International Inc.(a)	857,670	5,480,511
Oil States International Inc.(a)(b)	528,520	2,510,470
Patterson-UTI Energy Inc.	677,726	2,351,709
ProPetro Holding Corp.(a)(b)	699,292	3,594,361
RPC Inc.	525,436	1,618,343
SEACOR Holdings Inc.(a)(b)	166,284	4,709,163
Select Energy Services Inc., Class A(a)(b)	519,159	2,543,879
Solaris Oilfield Infrastructure Inc., Class A	260,481	1,932,769
Tidewater Inc.(a)(b)	360,292	2,014,032
Transocean Ltd.(a)	5,038,926	9,221,234
U.S. Silica Holdings Inc.	656,564	2,370,196

		100,201,942

Entertainment — 0.4%
AMC Entertainment Holdings Inc., Class A(b)	469,783	2,015,369
Cinemark Holdings Inc.	917,553	10,597,737
Eros International PLC(a)(b)	642,210	2,029,384
Gaia Inc.(a)(b)	106,598	893,291
IMAX Corp.(a)	426,261	4,778,386
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	39,250	788,140
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	128,023	2,527,174
LiveXLive Media Inc.(a)	226,608	820,321
Marcus Corp. (The)	200,221	2,656,933

		27,106,735

Equity Real Estate Investment Trusts (REITs) — 9.5%
Acadia Realty Trust	731,978	9,501,074
Agree Realty Corp.	456,495	29,996,287
Alexander & Baldwin Inc.	627,226	7,645,885
Alexander’s Inc.	1,253	301,848
Alpine Income Property Trust Inc.	58,725	954,869
American Assets Trust Inc.	432,476	12,040,132
American Finance Trust Inc.	945,718	7,504,272

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Armada Hoffler Properties Inc.	492,127	$4,896,664
Bluerock Residential Growth REIT Inc.	136,754	1,104,972
BRT Apartments Corp.	95,787	1,036,415
CareTrust REIT Inc.	706,381	12,121,498
CatchMark Timber Trust Inc., Class A	376,270	3,329,990
Chatham Lodging Trust	420,271	2,572,059
City Office REIT Inc.	405,767	4,082,016
Clipper Realty Inc.	23,113	187,215
Colony Capital Inc.	4,177,919	10,027,006
Columbia Property Trust Inc.	985,840	12,953,938
CoreCivic Inc.	1,028,554	9,627,265
CorEnergy Infrastructure Trust Inc.	124,518	1,139,340
CorePoint Lodging Inc.	366,662	1,543,647
DiamondRock Hospitality Co.	1,728,359	9,557,825
Diversified Healthcare Trust	2,062,426	9,126,235
EastGroup Properties Inc.	17,640	2,092,280
Essential Properties Realty Trust Inc.	782,711	11,615,431
Farmland Partners Inc.(b)	223,964	1,534,153
Franklin Street Properties Corp.	895,542	4,558,309
Front Yard Residential Corp.	428,480	3,727,776
GEO Group Inc. (The)	1,014,915	12,006,444
Getty Realty Corp.	291,091	8,639,581
Gladstone Commercial Corp.	231,323	4,337,306
Gladstone Land Corp.(b)	92,169	1,461,800
Global Medical REIT Inc.	353,493	4,005,076
Global Net Lease Inc.	777,434	13,006,471
Healthcare Realty Trust Inc.	1,159,010	33,947,403
Hersha Hospitality Trust	308,344	1,776,061
Independence Realty Trust Inc.	812,692	9,337,831
Industrial Logistics Properties Trust	557,203	11,450,522
Innovative Industrial Properties Inc.	84,113	7,403,626
Investors Real Estate Trust(b)	104,466	7,363,808
iStar Inc.(b)	636,785	7,845,191
Jernigan Capital Inc.	199,887	2,734,454
Kite Realty Group Trust(b)	722,311	8,335,469
Lexington Realty Trust	2,195,380	23,161,259
LTC Properties Inc.	207,627	7,821,309
Macerich Co. (The)(b)	1,222,009	10,961,421
Mack-Cali Realty Corp.	781,087	11,942,820
Monmouth Real Estate Investment Corp.	95,529	1,384,215
National Health Investors Inc.	248,185	15,069,793
New Senior Investment Group Inc.	731,099	2,646,578
NexPoint Residential Trust Inc.	157,584	5,570,594
Office Properties Income Trust	409,003	10,621,808
One Liberty Properties Inc.	142,226	2,506,022
Pebblebrook Hotel Trust(b)	1,119,416	15,291,223
Physicians Realty Trust	1,742,220	30,523,694
Piedmont Office Realty Trust Inc., Class A	1,082,494	17,980,225
PotlatchDeltic Corp.	562,093	21,376,397
Preferred Apartment Communities Inc., Class A	408,145	3,101,902
QTS Realty Trust Inc., Class A	30,203	1,935,710
Retail Opportunity Investments Corp.	986,117	11,172,706
Retail Properties of America Inc., Class A	1,849,584	13,538,955
Retail Value Inc.	151,333	1,870,476
RLJ Lodging Trust(b)	1,411,181	13,321,549
RPT Realty	702,280	4,887,869
Ryman Hospitality Properties Inc.	61,177	2,116,724
Sabra Health Care REIT Inc.	1,762,777	25,436,872
Safehold Inc.(b)	67,328	3,870,687
Saul Centers Inc.	15,336	494,893

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Seritage Growth Properties, Class A(a)(b)	293,863	$3,350,038
Service Properties Trust	473,727	3,358,724
SITE Centers Corp.	1,317,318	10,670,276
STAG Industrial Inc.	1,181,545	34,642,899
Summit Hotel Properties Inc.	898,322	5,327,050
Sunstone Hotel Investors Inc.	1,846,258	15,047,003
Tanger Factory Outlet Centers Inc.	792,952	5,653,748
Terreno Realty Corp.	328,875	17,311,980
UMH Properties Inc.	78,071	1,009,458
Universal Health Realty Income Trust	14,202	1,128,917
Urban Edge Properties	998,250	11,849,228
Urstadt Biddle Properties Inc., Class A	265,718	3,156,730
Washington REIT	707,670	15,710,274
Whitestone REIT	358,217	2,604,238
Xenia Hotels & Resorts Inc.	981,477	9,157,180

		707,012,888

Food & Staples Retailing — 1.2%
Andersons Inc. (The)	271,092	3,730,226
Chefs’ Warehouse Inc. (The)(a)	216,270	2,936,946
HF Foods Group Inc.(a)	310,759	2,812,369
Ingles Markets Inc., Class A	123,561	5,321,772
Natural Grocers by Vitamin Cottage Inc.(b)	33,068	492,052
Performance Food Group Co.(a)	1,123,734	32,745,609
PriceSmart Inc.(b)	184,279	11,117,552
Rite Aid Corp.(a)(b)	472,144	8,054,777
SpartanNash Co.	303,867	6,457,174
United Natural Foods Inc.(a)(b)	458,540	8,350,013
Village Super Market Inc., Class A	73,780	2,045,182
Weis Markets Inc.	82,345	4,127,131

		88,190,803

Food Products — 1.3%
Alico Inc.	43,663	1,360,539
B&G Foods Inc.	68,439	1,668,543
Bridgford Foods Corp.(a)	4,949	81,956
Cal-Maine Foods Inc.(a)	180,912	8,046,966
Darling Ingredients Inc.(a)(b)	1,379,994	33,975,452
Farmer Bros. Co.(a)(b)	140,556	1,031,681
Fresh Del Monte Produce Inc.(b)	267,960	6,597,175
Hostess Brands Inc.(a)(b)	578,874	7,073,840
J&J Snack Foods Corp.	94,495	12,013,149
Landec Corp.(a)(b)	222,257	1,769,166
Limoneira Co.	111,835	1,620,489
Sanderson Farms Inc.(b)	38,803	4,496,880
Seneca Foods Corp., Class A(a)(b)	56,747	1,918,616
Simply Good Foods Co. (The)(a)(b)	731,164	13,585,027
Tootsie Roll Industries Inc.(b)	22,475	770,218

		96,009,697

Gas Utilities — 1.9%
Brookfield Infrastructure Corp., Class A	142,250	6,478,065
Chesapeake Utilities Corp.	9,302	781,368
New Jersey Resources Corp.	818,378	26,720,042
Northwest Natural Holding Co.	233,585	13,031,707
ONE Gas Inc.	398,431	30,699,109
RGC Resources Inc.	28,250	682,802
South Jersey Industries Inc.	329,205	8,226,833
Southwest Gas Holdings Inc.	434,934	30,032,193
Spire Inc.	430,641	28,297,420

		144,949,539

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 0.9%
Alphatec Holdings Inc.(a)(b)	55,437	$260,554
AngioDynamics Inc.(a)	316,993	3,223,819
Apyx Medical Corp.(a)	266,788	1,480,673
Aspira Women’s Health Inc.(a)	21,602	82,952
Avanos Medical Inc.(a)(b)	408,709	12,011,958
Chembio Diagnostics Inc.(a)	20,980	68,185
CryoLife Inc.(a)	65,086	1,247,699
FONAR Corp.(a)	54,057	1,155,198
Heska Corp.(a)	38,430	3,580,523
Inogen Inc.(a)	53,740	1,908,845
Integer Holdings Corp.(a)	103,527	7,562,647
IntriCon Corp.(a)(b)	72,458	979,632
Invacare Corp.	295,577	1,882,826
LeMaitre Vascular Inc.	28,771	759,554
LivaNova PLC(a)(b)	123,716	5,954,451
Meridian Bioscience Inc.(a)	47,612	1,108,884
Milestone Scientific Inc.(a)(b)	38,593	75,256
Misonix Inc.(a)(b)	73,306	994,763
Natus Medical Inc.(a)	196,204	4,281,171
OraSure Technologies Inc.(a)	209,551	2,437,078
Orthofix Medical Inc.(a)(b)	161,792	5,177,344
Retractable Technologies Inc.(a)	10,166	71,365
Rockwell Medical Inc.(a)(b)	65,498	127,721
RTI Surgical Holdings Inc.(a)(b)	498,862	1,586,381
SeaSpine Holdings Corp.(a)(b)	228,691	2,394,395
Sientra Inc.(a)(b)	90,482	350,165
Utah Medical Products Inc.	6,295	557,863
Varex Imaging Corp.(a)(b)	322,282	4,882,572
Venus Concept Inc.(a)(b)	64,414	224,805
ViewRay Inc.(a)	610,276	1,367,018
VolitionRx Ltd.(a)	17,661	68,701

		67,864,998

Health Care Providers & Services — 1.3%
American Renal Associates Holdings Inc.(a)(b)	85,983	560,609
Avalon GloboCare Corp.(a)(b)	39,621	75,280
Brookdale Senior Living Inc.(a)(b)	1,581,713	4,666,053
Community Health Systems Inc.(a)(b)	749,142	2,254,918
Covetrus Inc.(a)	841,674	15,057,548
Cross Country Healthcare Inc.(a)(b)	281,207	1,732,235
Enzo Biochem Inc.(a)(b)	402,751	902,162
Five Star Senior Living Inc.(a)	154,252	601,583
Hanger Inc.(a)	280,668	4,647,862
Magellan Health Inc.(a)	113,366	8,273,451
MEDNAX Inc.(a)(b)	711,483	12,166,359
National HealthCare Corp.	107,594	6,825,763
Option Care Health Inc.(a)(b)	20,167	279,918
Owens & Minor Inc.(b)	533,837	4,067,838
Patterson Companies Inc.	729,895	16,057,690
Tenet Healthcare Corp.(a)(b)	806,582	14,607,200
Tivity Health Inc.(a)(b)	198,688	2,251,135
Triple-S Management Corp., Class B(a)	181,724	3,456,391

		98,483,995

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	1,313,851	8,894,771
Computer Programs & Systems Inc.	112,466	2,563,100
Evolent Health Inc., Class A(a)(b)	544,038	3,873,551
HealthStream Inc.(a)	223,859	4,954,000
NextGen Healthcare Inc.(a)	476,041	5,226,930

		25,512,352

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.0%
BBX Capital Corp.	559,326	$1,420,688
Biglari Holdings Inc., Class A(a)	620	207,700
Biglari Holdings Inc., Class B, NVS(a)(b)	8,042	554,737
BJ’s Restaurants Inc.	160,848	3,368,157
Bluegreen Vacations Corp.	77,470	419,887
Boyd Gaming Corp.	698,781	14,604,523
Brinker International Inc.	128,114	3,074,736
Carrols Restaurant Group Inc.(a)(b)	305,046	1,476,423
Century Casinos Inc.(a)	240,534	998,216
Cheesecake Factory Inc. (The)	367,867	8,431,512
Chuy’s Holdings Inc.(a)(b)	143,795	2,139,670
Cracker Barrel Old Country Store Inc.	117,952	13,082,056
Dave & Buster’s Entertainment Inc.	259,113	3,453,976
Del Taco Restaurants Inc.(a)(b)	259,320	1,537,768
Denny’s Corp.(a)	163,089	1,647,199
Dine Brands Global Inc.	125,162	5,269,320
El Pollo Loco Holdings Inc.(a)(b)	143,966	2,124,938
Eldorado Resorts Inc.(a)	40,829	1,635,610
Everi Holdings Inc.(a)	453,541	2,340,272
Fiesta Restaurant Group Inc.(a)(b)	160,516	1,024,092
GAN Ltd.(a)	13,771	350,472
Golden Entertainment Inc.(a)	95,043	847,784
International Game Technology PLC	859,226	7,647,111
Jack in the Box Inc.	172,738	12,798,158
Kura Sushi USA Inc., Class A(a)(b)	28,155	402,053
Marriott Vacations Worldwide Corp.	302,159	24,840,491
Monarch Casino & Resort Inc.(a)(b)	31,747	1,081,938
Nathan’s Famous Inc.	26,609	1,496,490
Noodles & Co.(a)	147,058	889,701
Papa John’s International Inc.	41,370	3,285,192
Penn National Gaming Inc.(a)(b)	571,838	17,463,932
PlayAGS Inc.(a)	167,907	567,526
RCI Hospitality Holdings Inc.(b)	75,215	1,042,480
Red Robin Gourmet Burgers Inc.(a)(b)	115,330	1,176,366
Red Rock Resorts Inc., Class A	141,269	1,541,245
Scientific Games Corp./DE, Class A(a)(b)	140,419	2,170,878
SeaWorld Entertainment Inc.(a)	244,967	3,627,961
Target Hospitality Corp.(a)	218,396	369,089

		150,410,347

Household Durables — 1.9%
Beazer Homes USA Inc.(a)	244,565	2,462,769
Casper Sleep Inc.(a)(b)	68,573	615,100
Century Communities Inc.(a)	250,678	7,685,787
Ethan Allen Interiors Inc.	210,494	2,490,144
GoPro Inc., Class A(a)(b)	135,505	645,004
Green Brick Partners Inc.(a)(b)	203,745	2,414,378
Hamilton Beach Brands Holding Co., Class A	48,601	578,352
Hooker Furniture Corp.	102,339	1,990,494
KB Home	646,184	19,824,925
La-Z-Boy Inc.	382,913	10,361,626
Legacy Housing Corp.(a)(b)	49,254	700,392
Lifetime Brands Inc.(b)	122,673	824,363
M/I Homes Inc.(a)	239,106	8,234,811
MDC Holdings Inc.	436,358	15,577,981
Meritage Homes Corp.(a)	302,028	22,990,371
Taylor Morrison Home Corp.(a)	974,415	18,796,465
TRI Pointe Group Inc.(a)	1,111,482	16,327,671
Tupperware Brands Corp.(b)	449,027	2,132,878
Turtle Beach Corp.(a)	117,869	1,735,032
Universal Electronics Inc.(a)	16,116	754,551

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
VOXX International Corp.(a)	172,840	$999,015

		138,142,109

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	59,301	2,134,243
Central Garden & Pet Co., Class A, NVS(a)	236,894	8,004,648
Oil-Dri Corp. of America	43,789	1,519,479
WD-40 Co.	7,367	1,460,876

		13,119,246

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)(b)	768,470	1,536,940
Clearway Energy Inc., Class A	244,090	5,118,567
Clearway Energy Inc., Class C	549,761	12,677,489
Sunnova Energy International Inc.(a)(b)	245,295	4,187,186
TerraForm Power Inc., Class A	688,260	12,691,514

		36,211,696

Industrial Conglomerates — 0.1%
Raven Industries Inc.	281,678	6,058,894

Insurance — 3.2%
Ambac Financial Group Inc.(a)	388,862	5,568,504
American Equity Investment Life Holding Co.	782,741	19,341,530
AMERISAFE Inc.	161,438	9,873,548
Argo Group International Holdings Ltd.	281,226	9,795,102
Citizens Inc./TX(a)(b)	424,176	2,540,814
CNO Financial Group Inc.	1,229,753	19,147,254
Crawford & Co., Class A, NVS	111,856	882,544
Donegal Group Inc., Class A	85,980	1,222,636
Employers Holdings Inc.	255,005	7,688,401
Enstar Group Ltd.(a)	103,421	15,799,626
FBL Financial Group Inc., Class A	85,594	3,071,969
FedNat Holding Co.	90,599	1,002,931
Genworth Financial Inc., Class A(a)(b)	4,326,721	9,994,725
Global Indemnity Ltd.	64,391	1,541,521
Goosehead Insurance Inc., Class A(a)	96,508	7,253,541
Greenlight Capital Re Ltd., Class A(a)(b)	247,857	1,616,028
HCI Group Inc.	40,307	1,861,377
Heritage Insurance Holdings Inc.	199,165	2,607,070
Horace Mann Educators Corp.	356,221	13,083,997
Independence Holding Co.	37,104	1,135,011
Investors Title Co.	10,002	1,213,443
James River Group Holdings Ltd.	33,699	1,516,455
MBIA Inc.(a)	595,941	4,320,572
National General Holdings Corp.	307,637	6,648,036
National Western Life Group Inc., Class A	22,087	4,487,858
NI Holdings Inc.(a)	69,376	1,024,683
ProAssurance Corp.	462,615	6,694,039
ProSight Global Inc.(a)(b)	78,807	701,382
Protective Insurance Corp., Class B, NVS	74,634	1,124,734
RLI Corp.	42,772	3,511,581
Safety Insurance Group Inc.	125,967	9,606,243
Selective Insurance Group Inc.	507,095	26,744,190
State Auto Financial Corp.	152,515	2,722,393
Stewart Information Services Corp.	202,865	6,595,141
StoneX Group Inc.(a)	130,225	7,162,375
Third Point Reinsurance Ltd.(a)	690,890	5,188,584
Tiptree Inc.	217,828	1,404,991
United Fire Group Inc.	179,843	4,983,450
United Insurance Holdings Corp.	178,015	1,392,077
Universal Insurance Holdings Inc.	181,713	3,225,406

Security	Shares	Value

Insurance (continued)
Vericity Inc.	10,118	$107,554
Watford Holdings Ltd.(a)(b)	150,674	2,514,749

		237,918,065

Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	586,166	3,376,316
DHI Group Inc.(a)(b)	406,551	853,757
Liberty TripAdvisor Holdings Inc., Class A(a)	617,341	1,314,936
QuinStreet Inc.(a)	278,329	2,911,322
TrueCar Inc.(a)(b)	919,422	2,372,109
Yelp Inc.(a)	488,168	11,291,326

		22,119,766

Internet & Direct Marketing Retail — 0.2%
Duluth Holdings Inc., Class B(a)	114,763	845,803
Groupon Inc.(a)(b)	197,145	3,572,267
Lands’ End Inc.(a)(b)	117,857	947,570
Liquidity Services Inc.(a)	236,417	1,409,045
Overstock.com Inc.(a)(b)	63,827	1,814,602
Quotient Technology Inc.(a)(b)	336,647	2,464,256
Rubicon Project Inc. (The)(a)(b)	393,941	2,627,587
Stitch Fix Inc., Class A(a)(b)	75,323	1,878,556
U.S. Auto Parts Network Inc.(a)	22,296	193,083

		15,752,769

IT Services — 0.9%
Cardtronics PLC, Class A(a)(b)	85,714	2,055,422
Conduent Inc.(a)(b)	1,434,953	3,429,538
Hackett Group Inc. (The)	28,238	382,342
Information Services Group Inc.(a)	303,363	627,961
KBR Inc.(b)	1,071,726	24,167,421
LiveRamp Holdings Inc.(a)(b)	108,283	4,598,779
ManTech International Corp./VA, Class A	133,926	9,172,592
MoneyGram International Inc.(a)(b)	539,779	1,732,691
Perspecta Inc.	205,446	4,772,511
PFSweb Inc.(a)	34,242	228,736
ServiceSource International Inc.(a)	753,969	1,191,271
StarTek Inc.(a)(b)	145,372	738,490
Sykes Enterprises Inc.(a)(b)	316,841	8,763,822
Unisys Corp.(a)(b)	481,640	5,254,692

		67,116,268

Leisure Products — 0.6%
Acushnet Holdings Corp.	226,279	7,872,246
Callaway Golf Co.(b)	803,269	14,065,240
Clarus Corp.(b)	79,049	915,387
Escalade Inc.	94,183	1,314,795
Johnson Outdoors Inc., Class A(b)	22,691	2,065,335
Nautilus Inc.(a)	255,266	2,366,316
Smith & Wesson Brands Inc.(a)	469,916	10,112,592
Sturm Ruger & Co. Inc.	17,553	1,334,028
Vista Outdoor Inc.(a)	503,359	7,273,538

		47,319,477

Life Sciences Tools & Services — 0.1%
Fluidigm Corp.(a)	566,054	2,269,877
Harvard Bioscience Inc.(a)	334,425	1,036,718
NanoString Technologies Inc.(a)(b)	43,975	1,290,666
Pacific Biosciences of California Inc.(a)(b)	161,572	557,423

		5,154,684

Machinery — 4.0%
Alamo Group Inc.(b)	16,229	1,665,745
Albany International Corp., Class A	48,289	2,835,047

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.(b)	553,953	$17,648,943
Astec Industries Inc.(b)	193,303	8,951,862
Barnes Group Inc.	404,443	15,999,765
Blue Bird Corp.(a)(b)	82,589	1,238,009
Chart Industries Inc.(a)	297,250	14,413,653
CIRCOR International Inc.(a)(b)	174,733	4,452,197
Columbus McKinnon Corp./NY(b)	200,667	6,712,311
Douglas Dynamics Inc.	17,998	632,090
Eastern Co. (The)	45,523	813,496
Enerpac Tool Group Corp.	290,240	5,108,224
EnPro Industries Inc.	179,487	8,846,914
ESCO Technologies Inc.	17,547	1,483,248
ExOne Co. (The)(a)(b)	23,637	202,096
Federal Signal Corp.	41,302	1,227,908
Franklin Electric Co. Inc.	28,643	1,504,330
Gencor Industries Inc.(a)	65,516	828,122
Gorman-Rupp Co. (The)	130,530	4,056,872
Graham Corp.	89,254	1,137,096
Greenbrier Companies Inc. (The)	279,128	6,350,162
Helios Technologies Inc.	141,132	5,257,167
Hillenbrand Inc.	637,272	17,250,953
Hurco Companies Inc.	55,669	1,557,062
Hyster-Yale Materials Handling Inc.	87,330	3,376,178
Kennametal Inc.	712,380	20,452,430
LB Foster Co., Class A(a)(b)	92,534	1,181,659
Luxfer Holdings PLC	232,838	3,294,658
Lydall Inc.(a)	148,448	2,012,955
Manitowoc Co. Inc. (The)(a)(b)	301,046	3,275,380
Mayville Engineering Co. Inc.(a)	58,895	465,271
Meritor Inc.(a)	139,530	2,762,694
Miller Industries Inc./TN	95,184	2,833,628
Mueller Industries Inc.	479,935	12,756,672
Mueller Water Products Inc., Class A	1,265,323	11,931,996
Navistar International Corp.(a)	427,606	12,058,489
NN Inc.	376,281	1,783,572
Park-Ohio Holdings Corp.	80,418	1,334,135
REV Group Inc.	218,767	1,334,479
Rexnord Corp.(b)	843,092	24,576,132
SPX Corp.(a)	96,719	3,979,987
SPX FLOW Inc.(a)(b)	365,782	13,694,878
Standex International Corp.	107,664	6,196,063
Terex Corp.	578,416	10,856,868
TriMas Corp.(a)	371,462	8,896,515
Wabash National Corp.	466,571	4,954,984
Watts Water Technologies Inc., Class A	130,911	10,603,791
Welbilt Inc.(a)	805,027	4,902,614

		299,689,300

Marine — 0.2%
Costamare Inc.	448,006	2,490,913
Eagle Bulk Shipping Inc.(a)(b)	403,430	883,512
Genco Shipping & Trading Ltd.(b)	151,142	949,172
Matson Inc.	368,394	10,720,265
Pangaea Logistics Solutions Ltd.	83,139	208,679
Safe Bulkers Inc.(a)(b)	530,140	646,771
Scorpio Bulkers Inc.	50,678	775,373

		16,674,685

Media — 1.1%
AMC Networks Inc., Class A(a)	197,538	4,620,414
Boston Omaha Corp., Class A(a)(b)	96,864	1,549,824

Security	Shares	Value

Media (continued)
Central European Media Enterprises Ltd., Class A(a)	406,486	$1,438,960
comScore Inc.(a)(b)	512,583	1,589,007
Daily Journal Corp.(a)(b)	2,008	542,160
Emerald Holding Inc.	240,105	739,523
Entercom Communications Corp., Class A	1,054,072	1,454,619
Entravision Communications Corp., Class A	498,169	712,382
EW Scripps Co. (The), Class A, NVS	485,663	4,249,551
Fluent Inc.(a)(b)	384,602	684,592
Gannett Co. Inc.	1,127,711	1,556,241
Gray Television Inc.(a)(b)	533,222	7,438,447
Hemisphere Media Group Inc.(a)	150,796	1,482,325
Iheartmedia Inc., Class A(a)	511,729	4,272,937
Loral Space & Communications Inc.	87,146	1,701,090
Meredith Corp.	174,250	2,535,338
MSG Networks Inc., Class A(a)(b)	341,984	3,402,741
National CineMedia Inc.	583,820	1,733,945
Saga Communications Inc., Class A	37,515	960,384
Scholastic Corp., NVS	252,707	7,566,048
Sinclair Broadcast Group Inc., Class A	447,733	8,265,151
TEGNA Inc.	1,881,474	20,959,620
Tribune Publishing Co.	147,391	1,472,436
WideOpenWest Inc.(a)(b)	232,006	1,222,672

		82,150,407

Metals & Mining — 2.5%
Alcoa Corp.(a)(b)	1,609,114	18,086,441
Allegheny Technologies Inc.(a)(b)	1,089,121	11,098,143
Arconic Corp.(a)	853,611	11,890,801
Caledonia Mining Corp. PLC	64,237	1,112,585
Carpenter Technology Corp.	410,138	9,958,151
Century Aluminum Co.(a)(b)	436,336	3,111,076
Cleveland-Cliffs Inc.(b)	3,392,905	18,728,836
Coeur Mining Inc.(a)(b)	2,076,841	10,550,352
Commercial Metals Co.	1,021,473	20,838,049
Ferroglobe PLC(a)(c)	532,035	5
Gold Resource Corp.(b)	560,160	2,302,258
Haynes International Inc.	108,662	2,538,344
Hecla Mining Co.(b)	4,476,103	14,636,857
Kaiser Aluminum Corp.	134,813	9,924,933
Materion Corp.	121,259	7,456,216
NovaGold Resources Inc.(a)(b)	138,601	1,272,357
Olympic Steel Inc.	78,970	927,897
Ryerson Holding Corp.(a)	138,972	782,412
Schnitzer Steel Industries Inc., Class A	226,135	3,989,021
SunCoke Energy Inc.	712,111	2,107,849
TimkenSteel Corp.(a)(b)	391,001	1,520,994
U.S. Steel Corp.(b)	1,883,705	13,600,350
Warrior Met Coal Inc.	444,274	6,837,377
Worthington Industries Inc.	319,662	11,923,393

		185,194,697

Mortgage Real Estate Investment — 2.8%
Anworth Mortgage Asset Corp.	882,645	1,500,497
Apollo Commercial Real Estate Finance Inc.	1,330,159	13,048,860
Arbor Realty Trust Inc.	884,960	8,177,030
Ares Commercial Real Estate Corp.	269,316	2,456,162
Arlington Asset Investment Corp., Class A	342,418	1,016,981
ARMOUR Residential REIT Inc.	551,138	5,175,186
Blackstone Mortgage Trust Inc., Class A	1,181,284	28,457,132
Broadmark Realty Capital Inc.	1,103,489	10,450,041
Capstead Mortgage Corp.	817,597	4,488,608

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Cherry Hill Mortgage Investment Corp.	131,051	$1,182,080
Chimera Investment Corp.	1,650,309	15,859,469
Colony Credit Real Estate Inc.	720,403	5,057,229
Dynex Capital Inc.	189,846	2,714,798
Ellington Financial Inc.	352,974	4,158,034
Ellington Residential Mortgage REIT	81,258	836,957
Granite Point Mortgage Trust Inc.	473,000	3,396,140
Great Ajax Corp.	181,040	1,665,568
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	574,773	16,358,040
Invesco Mortgage Capital Inc.(b)	1,424,765	5,328,622
KKR Real Estate Finance Trust Inc.	245,028	4,062,564
Ladder Capital Corp.	910,733	7,376,937
MFA Financial Inc.	3,887,425	9,679,688
New York Mortgage Trust Inc.	3,255,635	8,497,207
Orchid Island Capital Inc.	572,449	2,696,235
PennyMac Mortgage Investment Trust(e)	847,660	14,859,480
Ready Capital Corp.	335,928	2,919,214
Redwood Trust Inc.	986,895	6,908,265
TPG RE Finance Trust Inc.	516,143	4,438,830
Two Harbors Investment Corp.	2,356,328	11,875,893
Western Asset Mortgage Capital Corp.	471,707	1,292,477

		205,934,224

Multi-Utilities — 1.1%
Avista Corp.	577,436	21,012,896
Black Hills Corp.	539,507	30,568,467
NorthWestern Corp.	435,696	23,754,146
Unitil Corp.	127,654	5,721,452

		81,056,961

Multiline Retail — 0.3%
Big Lots Inc.(b)	311,438	13,080,396
Dillard’s Inc., Class A(b)	70,261	1,812,031
Macy’s Inc.	803,309	5,526,766

		20,419,193

Oil, Gas & Consumable Fuels — 3.1%
Adams Resources & Energy Inc.	18,131	485,367
Antero Resources Corp.(a)(b)	2,081,978	5,288,224
Arch Resources Inc.	131,975	3,749,410
Ardmore Shipping Corp.	248,267	1,077,479
Berry Corp.	597,553	2,886,181
Bonanza Creek Energy Inc.(a)	160,730	2,382,019
Brigham Minerals Inc., Class A	258,694	3,194,871
California Resources Corp.(a)(b)	459,448	560,527
Clean Energy Fuels Corp.(a)(b)	1,147,819	2,548,158
CNX Resources Corp.(a)(b)	1,591,532	13,766,752
Comstock Resources Inc.(a)(b)	172,343	754,862
CONSOL Energy Inc.(a)(b)	221,023	1,120,587
Contango Oil & Gas Co.(a)	646,021	1,479,388
CVR Energy Inc.	257,306	5,174,424
Delek U.S. Holdings Inc.	538,669	9,378,227
DHT Holdings Inc.	956,146	4,905,029
Diamond S Shipping Inc.(a)	234,665	1,874,973
Dorian LPG Ltd.(a)	253,430	1,961,548
Earthstone Energy Inc., Class A(a)(b)	197,578	561,122
Energy Fuels Inc./Canada(a)(b)	1,000,293	1,510,442
Evolution Petroleum Corp.	254,482	712,550
Falcon Minerals Corp.	377,520	1,208,064
Frontline Ltd./Bermuda(b)	1,011,640	7,061,247
Golar LNG Ltd.	782,630	5,666,241

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Goodrich Petroleum Corp.(a)(b)	33,000	$237,600
Green Plains Inc.	293,875	3,001,933
Gulfport Energy Corp.(a)(b)	1,324,714	1,443,938
International Seaways Inc.(b)	212,277	3,468,606
Kosmos Energy Ltd.	3,449,455	5,726,095
Magnolia Oil & Gas Corp., Class A(a)(b)	101,348	614,169
Matador Resources Co.(a)(b)	950,339	8,077,882
Montage Resources Corp.(a)(b)	195,155	770,862
NACCO Industries Inc., Class A	32,264	751,751
NextDecade Corp.(a)	170,904	369,153
Nordic American Tankers Ltd.(b)	1,236,831	5,021,534
Overseas Shipholding Group Inc., Class A(a)(b)	599,224	1,114,557
Ovintiv Inc.	2,245,500	21,444,525
Par Pacific Holdings Inc.(a)	347,639	3,125,275
PBF Energy Inc., Class A	831,171	8,511,191
PDC Energy Inc.(a)	858,076	10,674,465
Peabody Energy Corp.	574,042	1,653,241
Penn Virginia Corp.(a)(b)	130,381	1,242,531
PetroCorp Inc. Escrow(a)(c)	19,086	0	(f)
PrimeEnergy Resources Corp.(a)(b)	3,685	261,967
Range Resources Corp.	1,836,638	10,340,272
Renewable Energy Group Inc.(a)(b)	327,873	8,124,693
REX American Resources Corp.(a)(b)	48,539	3,367,150
Scorpio Tankers Inc.	438,845	5,621,604
SFL Corp. Ltd.	799,911	7,431,173
SM Energy Co.	971,882	3,644,558
Southwestern Energy Co.(a)(b)	4,661,700	11,933,952
Talos Energy Inc.(a)(b)	93,555	860,706
Tellurian Inc.(a)	1,270,203	1,460,733
Uranium Energy Corp.(a)	1,001,816	879,294
W&T Offshore Inc.(a)(b)	806,793	1,839,488
Whiting Petroleum Corp.(a)(b)	876,019	989,901
World Fuel Services Corp.	537,141	13,836,752

		227,149,243

Paper & Forest Products — 0.7%
Boise Cascade Co.	277,753	10,446,290
Clearwater Paper Corp.(a)(b)	138,447	5,002,090
Domtar Corp.	472,452	9,973,462
Neenah Inc.	143,851	7,114,870
PH Glatfelter Co.	378,362	6,072,710
Schweitzer-Mauduit International Inc.	267,632	8,941,585
Verso Corp., Class A	302,385	3,616,525

		51,167,532

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)(b)	341,362	6,806,758
Edgewell Personal Care Co.(a)	467,536	14,568,422
Nature’s Sunshine Products Inc.(a)	74,474	671,011
Revlon Inc., Class A(a)(b)	57,102	565,310

		22,611,501

Pharmaceuticals — 0.7%
AcelRx Pharmaceuticals Inc.(a)(b)	536,211	648,815
Agile Therapeutics Inc.(a)	54,175	150,606
AMAG Pharmaceuticals Inc.(a)(b)	264,107	2,020,419
ANI Pharmaceuticals Inc.(a)	39,560	1,279,370
Aytu BioScience Inc.(a)(b)	193,212	274,361
Cassava Sciences Inc.(a)	132,349	407,635
CorMedix Inc.(a)	25,622	161,419
Cymabay Therapeutics Inc.(a)	607,121	2,118,852
Endo International PLC(a)(b)	1,119,271	3,839,100

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Evofem Biosciences Inc.(a)	36,699	$103,858
Evolus Inc.(a)(b)	115,753	613,491
Intra-Cellular Therapies Inc.(a)(b)	293,300	7,529,011
Lannett Co. Inc.(a)(b)	275,208	1,998,010
Lyra Therapeutics Inc.(a)	5,770	65,432
Mallinckrodt PLC(a)(b)	726,160	1,946,109
Menlo Therapeutics Inc.(a)(b)	778,700	1,347,151
MyoKardia Inc.(a)	53,274	5,147,334
NGM Biopharmaceuticals Inc.(a)(b)	14,723	290,632
Osmotica Pharmaceuticals PLC(a)(b)	31,326	210,824
Paratek Pharmaceuticals Inc.(a)	22,727	118,635
Phibro Animal Health Corp., Class A	14,501	380,941
Prestige Consumer Healthcare Inc.(a)(b)	279,167	10,485,513
Revance Therapeutics Inc.(a)(b)	114,476	2,795,504
Strongbridge Biopharma PLC(a)(b)	32,512	122,895
Supernus Pharmaceuticals Inc.(a)	325,077	7,720,579
TherapeuticsMD Inc.(a)(b)	301,854	377,317
Theravance Biopharma Inc.(a)	55,224	1,159,152
Xeris Pharmaceuticals Inc.(a)(b)	18,514	49,247

		53,362,212

Professional Services — 1.0%
Acacia Research Corp.(a)(b)	356,709	1,458,940
ASGN Inc.(a)(b)	76,163	5,078,549
Barrett Business Services Inc.	61,328	3,258,357
BG Staffing Inc.	87,569	991,281
CBIZ Inc.(a)	364,680	8,741,379
CRA International Inc.	16,555	653,922
GP Strategies Corp.(a)(b)	125,781	1,079,201
Heidrick & Struggles International Inc.	164,943	3,566,068
Huron Consulting Group Inc.(a)	176,759	7,821,586
ICF International Inc.(b)	78,508	5,089,674
Insperity Inc.	156,260	10,114,710
Kelly Services Inc., Class A, NVS	297,562	4,705,943
Korn Ferry	470,479	14,457,820
Mistras Group Inc.(a)	170,236	672,432
Resources Connection Inc.	263,869	3,158,512
TrueBlue Inc.(a)	306,905	4,686,439
Willdan Group Inc.(a)	27,047	676,445

		76,211,258

Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA(a)(b)	36,771	542,005
American Realty Investors Inc.(a)	15,387	138,329
CTO Realty Growth Inc.	43,956	1,736,262
Cushman & Wakefield PLC(a)(b)	629,445	7,842,885
Forestar Group Inc.(a)(b)	142,597	2,150,363
FRP Holdings Inc.(a)(b)	57,698	2,341,385
Griffin Industrial Realty Inc.	7,803	422,688
Kennedy-Wilson Holdings Inc.	1,050,014	15,981,213
Marcus & Millichap Inc.(a)	181,383	5,234,713
Maui Land & Pineapple Co. Inc.(a)(b)	26,914	298,745
Newmark Group Inc., Class A(b)	1,250,994	6,079,831
Rafael Holdings Inc., Class B(a)(b)	82,776	1,189,491
RE/MAX Holdings Inc., Class A	154,404	4,852,918
Realogy Holdings Corp.	986,181	7,307,601
RMR Group Inc. (The), Class A	16,082	473,937
St. Joe Co. (The)(a)(b)	147,141	2,857,478
Stratus Properties Inc.(a)	51,170	1,013,678
Tejon Ranch Co.(a)(b)	180,363	2,597,227

Security	Shares	Value

Real Estate Management & Development (continued)
Transcontinental Realty Investors Inc.(a)	9,881	$296,628

		63,357,377

Road & Rail — 0.3%
ArcBest Corp.	218,155	5,783,289
Covenant Transportation Group Inc., Class A(a)	112,450	1,622,654
Heartland Express Inc.	390,561	8,131,480
Hertz Global Holdings Inc.(a)(b)	765,796	1,079,772
Marten Transport Ltd.	173,770	4,372,053
PAM Transportation Services Inc.(a)(b)	13,084	402,333
U.S. Xpress Enterprises Inc., Class A(a)(b)	208,970	1,253,820
Universal Logistics Holdings Inc.	23,501	408,447
Werner Enterprises Inc.	59,877	2,606,446

		25,660,294

Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.(a)(b)	177,744	1,933,855
Ambarella Inc.(a)(b)	198,345	9,084,201
Amkor Technology Inc.(a)(b)	720,504	8,869,404
Axcelis Technologies Inc.(a)	22,449	625,205
AXT Inc.(a)(b)	341,852	1,627,215
Cohu Inc.(b)	333,250	5,778,555
Diodes Inc.(a)(b)	300,217	15,221,002
DSP Group Inc.(a)	23,710	376,515
GSI Technology Inc.(a)(b)	132,606	952,111
MaxLinear Inc.(a)	232,060	4,980,008
NeoPhotonics Corp.(a)(b)	132,645	1,177,888
NVE Corp.	5,604	346,495
Onto Innovation Inc.(a)(b)	306,356	10,428,358
PDF Solutions Inc.(a)(b)	18,753	366,809
Photronics Inc.(a)	530,285	5,902,072
Pixelworks Inc.(a)	52,182	168,548
Rambus Inc.(a)	972,698	14,785,010
SMART Global Holdings Inc.(a)(b)	7,378	200,534
SunPower Corp.(a)(b)	206,021	1,578,121
Synaptics Inc.(a)	16,196	973,703
Veeco Instruments Inc.(a)(b)	419,070	5,653,254

		91,028,863

Software — 0.9%
Asure Software Inc.(a)(b)	83,569	537,349
CERENCE Inc.(a)(b)	315,247	12,874,688
Cloudera Inc.(a)(b)	902,647	11,481,670
Digimarc Corp.(a)(b)	11,549	184,669
Ebix Inc.	106,370	2,378,433
eGain Corp.(a)	114,139	1,268,084
GTY Technology Holdings Inc.(a)(b)	388,002	1,616,028
MicroStrategy Inc., Class A(a)	24,869	2,941,754
Park City Group Inc.(a)	69,183	292,644
Rosetta Stone Inc.(a)	178,983	3,017,653
Seachange International Inc.(a)	195,628	295,398
SecureWorks Corp., Class A(a)(b)	70,758	808,764
Synchronoss Technologies Inc.(a)(b)	376,021	1,327,354
Telenav Inc.(a)(b)	180,245	989,545
Verint Systems Inc.(a)(b)	304,273	13,747,054
VirnetX Holding Corp.	261,676	1,700,894
Xperi Holding Corp.	854,750	12,616,110

		68,078,091

Specialty Retail — 2.9%
Aaron’s Inc.(b)	504,300	22,895,220
Abercrombie & Fitch Co., Class A	535,418	5,696,848
American Eagle Outfitters Inc.(b)	1,292,231	14,085,318

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
America’s Car-Mart Inc./TX(a)	12,750	$1,120,342
Asbury Automotive Group Inc.(a)	101,087	7,817,058
At Home Group Inc.(a)(b)	425,366	2,760,625
Bed Bath & Beyond Inc.(b)	1,095,208	11,609,205
Boot Barn Holdings Inc.(a)	23,063	497,238
Buckle Inc. (The)	256,926	4,028,600
Caleres Inc.	341,693	2,849,720
Cato Corp. (The), Class A	194,130	1,587,983
Chico’s FAS Inc.	1,124,109	1,551,270
Children’s Place Inc. (The)	38,609	1,444,749
Citi Trends Inc.	100,220	2,026,448
Conn’s Inc.(a)(b)	163,098	1,645,659
Container Store Group Inc. (The)(a)(b)	170,676	552,990
Designer Brands Inc. , Class A	541,297	3,664,581
Envela Corp.(a)(b)	18,315	111,722
Express Inc.(a)(b)	586,029	902,485
GameStop Corp., Class A(a)(b)	519,852	2,256,158
Genesco Inc.(a)(b)	126,461	2,739,145
Group 1 Automotive Inc.	150,935	9,957,182
Guess? Inc.	386,895	3,741,275
Haverty Furniture Companies Inc.	151,543	2,424,688
Hibbett Sports Inc.(a)(b)	148,621	3,112,124
Hudson Ltd., Class A(a)	355,005	1,728,874
Lithia Motors Inc., Class A(b)	96,623	14,621,959
Lumber Liquidators Holdings Inc.(a)	219,635	3,044,141
MarineMax Inc.(a)(b)	177,892	3,983,002
Michaels Companies Inc. (The)(a)(b)	654,806	4,629,478
Monro Inc.	145,576	7,997,945
National Vision Holdings Inc.(a)(b)	119,675	3,652,481
Office Depot Inc.	4,500,431	10,576,013
Rent-A-Center Inc./TX	52,254	1,453,706
Sally Beauty Holdings Inc.(a)(b)	971,312	12,170,539
Shoe Carnival Inc.	84,196	2,464,417
Signet Jewelers Ltd.	455,223	4,675,140
Sleep Number Corp.(a)(b)	143,196	5,962,681
Sonic Automotive Inc., Class A	207,358	6,616,794
Tilly’s Inc., Class A	212,270	1,203,571
Urban Outfitters Inc.(a)	596,514	9,078,943
Winmark Corp.	18,639	3,191,742
Zumiez Inc.(a)(b)	184,097	5,040,576

		213,170,635

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	998,598	6,980,200
Diebold Nixdorf Inc.(a)	359,238	2,176,982
Eastman Kodak Co.(a)	144,307	321,805
Immersion Corp.(a)(b)	42,194	262,869
Intevac Inc.(a)	156,272	853,245
Quantum Corp.(a)(b)	208,329	804,150
Super Micro Computer Inc.(a)(b)	273,888	7,775,680

		19,174,931

Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group Inc.(a)(b)	412,108	1,916,302
G-III Apparel Group Ltd.(a)(b)	385,303	5,120,677
Kontoor Brands Inc.(a)	445,659	7,937,187
Lakeland Industries Inc.(a)	67,644	1,517,255
Movado Group Inc.	148,527	1,610,033
Oxford Industries Inc.	142,051	6,251,664
Rocky Brands Inc.	64,557	1,327,292
Steven Madden Ltd.	397,610	9,816,991

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Superior Group of Companies Inc.	82,668	$1,107,751
Unifi Inc.(a)	117,412	1,512,266
Vera Bradley Inc.(a)	199,397	885,323
Wolverine World Wide Inc.	685,437	16,320,255

		55,322,996

Thrifts & Mortgage Finance — 3.4%
Axos Financial Inc.(a)(b)	455,598	10,059,604
Bogota Financial Corp.(a)	52,115	455,485
Bridgewater Bancshares Inc.(a)(b)	198,320	2,032,780
Capitol Federal Financial Inc.	1,142,857	12,582,856
Columbia Financial Inc.(a)	306,538	4,277,738
ESSA Bancorp. Inc.	77,085	1,073,023
Essent Group Ltd.	844,266	30,621,528
Federal Agricultural Mortgage Corp., Class C, NVS	60,833	3,893,920
Flagstar Bancorp. Inc.	306,235	9,012,496
FS Bancorp. Inc.	29,646	1,143,446
Greene County Bancorp. Inc.	27,756	618,959
Hingham Institution for Savings	12,021	2,016,883
Home Bancorp. Inc.	66,935	1,790,511
HomeStreet Inc.	188,213	4,631,922
Kearny Financial Corp./MD	503,395	4,117,771
Luther Burbank Corp.	160,318	1,603,180
Merchants Bancorp./IN	74,843	1,383,847
Meridian Bancorp. Inc.	402,580	4,669,928
Meta Financial Group Inc.(b)	281,990	5,123,758
MMA Capital Holdings Inc.(a)(b)	34,080	787,930
Mr Cooper Group Inc.(a)(b)	656,675	8,169,037
NMI Holdings Inc., Class A(a)	544,216	8,750,993
Northfield Bancorp. Inc.	385,667	4,442,884
Northwest Bancshares Inc.	1,013,788	10,365,982
Oconee Federal Financial Corp.	7,638	196,831
OP Bancorp	106,179	732,635
PCSB Financial Corp.	125,922	1,596,691
PennyMac Financial Services Inc.(e)	337,850	14,118,752
Pioneer Bancorp. Inc./NY(a)(b)	97,783	894,714
Ponce de Leon Federal Bank(a)(b)	61,086	621,856
Premier Financial Corp.	326,197	5,763,901
Provident Bancorp Inc.	81,359	639,482
Provident Financial Holdings Inc.	51,347	688,563
Provident Financial Services Inc.	530,937	7,672,040
Prudential Bancorp. Inc.	70,220	845,449
Radian Group Inc.	1,641,872	25,465,435
Riverview Bancorp. Inc.	210,514	1,189,404
Security National Financial Corp., Class A(a)	94,027	634,212
Southern Missouri Bancorp. Inc.	63,748	1,549,076
Standard AVB Financial Corp.	37,124	861,277
Sterling Bancorp Inc./MI	158,386	567,022
Territorial Bancorp. Inc.	71,244	1,694,895
Timberland Bancorp. Inc./WA	64,739	1,178,897
TrustCo Bank Corp. NY	818,558	5,181,472
Walker & Dunlop Inc.	221,306	11,244,558
Washington Federal Inc.	647,542	17,380,027
Waterstone Financial Inc.	184,048	2,729,432
Western New England Bancorp Inc.	195,495	1,131,916
WSFS Financial Corp.	432,116	12,401,729

		250,606,727

Tobacco — 0.3%
Universal Corp./VA	208,096	8,846,161

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	1,022,863	$10,290,002

		19,136,163

Trading Companies & Distributors — 2.0%
Alta Equipment Group Inc.(a)	148,170	1,151,281
Applied Industrial Technologies Inc.	200,225	12,492,038
Beacon Roofing Supply Inc.(a)(b)	468,318	12,349,546
BMC Stock Holdings Inc.(a)	578,563	14,545,074
CAI International Inc.(a)(b)	116,593	1,942,439
DXP Enterprises Inc./TX(a)	148,911	2,964,818
Foundation Building Materials Inc.(a)(b)	137,161	2,141,083
Gatx Corp.(b)	298,667	18,212,714
General Finance Corp.(a)(b)	91,960	617,051
GMS Inc.(a)	357,967	8,802,408
H&E Equipment Services Inc.	278,731	5,150,949
Herc Holdings Inc.(a)	200,694	6,167,327
Lawson Products Inc./DE(a)	16,053	517,870
MRC Global Inc.(a)(b)	698,604	4,128,750
Nesco Holding Inc.(a)	111,791	449,400
NOW Inc.(a)	948,903	8,189,033
Rush Enterprises Inc., Class A	231,558	9,600,395
Rush Enterprises Inc., Class B	43,051	1,535,199
Systemax Inc.	37,412	768,442
Textainer Group Holdings Ltd.(a)(b)	458,035	3,746,726
Titan Machinery Inc.(a)(b)	166,721	1,810,590
Triton International Ltd.	438,159	13,249,928
Veritiv Corp.(a)(b)	114,847	1,947,805
WESCO International Inc.(a)(b)	424,296	14,897,032
Willis Lease Finance Corp.(a)(b)	27,247	661,557

		148,039,455

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)	65,602	913,836

Water Utilities — 0.2%
Artesian Resources Corp., Class A, NVS	67,392	2,445,656
Cadiz Inc.(a)(b)	74,556	757,489
California Water Service Group	32,184	1,535,177
Consolidated Water Co. Ltd.	124,294	1,793,562
SJW Group	107,245	6,660,987

		13,192,871

Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)	46,884	148,153

Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc.	150,716	$1,409,195

		1,557,348

Total Common Stocks — 99.6% (Cost: $9,218,154,443)		7,407,550,771

Preferred Stocks

Trading Companies & Distributors — 0.0%
WESCO International Inc., Series A, 10.63%(b)	1	26

Total Preferred Stocks — 0.0% (Cost: $2)		26

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(e)(g)(h)	470,933,665	471,545,879
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(e)(g)	69,870,000	69,870,000

		541,415,879

Total Short-Term Investments — 7.3% (Cost: $540,798,797)		541,415,879

Total Investments in Securities — 106.9% (Cost: $9,758,953,242)		7,948,966,676

Other Assets, Less Liabilities — (6.9)%		(512,960,262)

Net Assets — 100.0%		$7,436,006,414

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Rounds to less than $1.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 2000 Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	490,205,031	—		(19,271,366	)(b)	470,933,665	$471,545,879	$3,416,878	(c)	$163,630		$655,317
BlackRock Cash Funds: Treasury, SL Agency Shares	26,790,000	43,080,000	(b)	—		69,870,000	69,870,000	7,178		—		—
PennyMac Financial Services Inc.	93,191	246,574		(1,915)		337,850	14,118,752	11,183		39,349		1,710,349
PennyMac Mortgage Investment Trust	991,636	77,405		(221,381)		847,660	14,859,480	251,308		67,889		6,563,334

							$570,394,111	$3,686,547		$270,868		$8,929,000

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	404	09/18/20	$29,040	$416,484

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,407,550,764	$—	$7	$7,407,550,771
Preferred Stocks	26	—	—	26
Money Market Funds	541,415,879	—	—	541,415,879

	$7,948,966,669	$—	$7	$7,948,966,676

Derivative financial instruments(a)
Assets
Futures Contracts	$416,484	$—	$—	$416,484

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares